Debt - Summary of Debt (Parenthetical) (Detail) - USD ($) $ in Millions	1 Months Ended			12 Months Ended
	Jun. 30, 2018	Mar. 30, 2018	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2014	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Proceeds from issuance of notes, net of transaction costs				$ 400
1.0 Billion Notes [member]
Disclosure of detailed information about borrowings [line items]
Notional amount of debt				1,000
Proceeds from issuance of notes, net of transaction costs					$ 988
$1.5 Billion Notes [member]
Disclosure of detailed information about borrowings [line items]
Notional amount of debt				1,500
Proceeds from issuance of notes, net of transaction costs				$ 1,480
7-Year Notes [member] | 1.0 Billion Notes [member]
Disclosure of detailed information about borrowings [line items]
Interest rate				3.625%
Duration of borrowings				7 years
Maturity of debt				June 2021
Notional amount of debt				$ 550
Effective interest rates						3.75%
Maturity of debt				June 2021
30-Year Notes [member] | 1.0 Billion Notes [member]
Disclosure of detailed information about borrowings [line items]
Interest rate				5.45%
Duration of borrowings				30 years
Maturity of debt				June 2044
Notional amount of debt				$ 450
Effective interest rates						5.49%
Maturity of debt				June 2044
5-Year Notes [member] | $1.5 Billion Notes [member]
Disclosure of detailed information about borrowings [line items]
Interest rate				2.125%
Duration of borrowings				5 years
Maturity of debt				March 2018
Notional amount of debt				$ 500
Effective interest rates						2.37%
Maturity of debt				March 2018
10-Year Notes [member] | $1.5 Billion Notes [member]
Disclosure of detailed information about borrowings [line items]
Interest rate				3.70%
Duration of borrowings				10 years
Maturity of debt				March 2023
Notional amount of debt				$ 1,000
Effective interest rates						3.84%
Maturity of debt				March 2023
$3.0 billion Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Revolving credit facility amount			$ 3,000	$ 3,000
Credit facility extended maturity date	Jun. 30, 2023		Jun. 22, 2022	Jun. 30, 2023
$3.0 billion Credit Facility [member] | LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Interest rate spread on LIBOR				1.40%
Unsecured, floating rate basis point				LIBOR plus 1.40%
$3.0 billion Credit Facility [member] | LIBOR [member] | Drawn [member]
Disclosure of detailed information about borrowings [line items]
Unsecured, floating rate basis point				LIBOR plus 140 basis points
$3.0 billion Credit Facility [member] | LIBOR [member] | Undrawn [member]
Disclosure of detailed information about borrowings [line items]
Unsecured, floating rate basis point				LIBOR plus 20 basis points
$3.0 billion Credit Facility [member] | average Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Interest rate				3.60%		3.00%
Three one year revolving term loan [member]
Disclosure of detailed information about borrowings [line items]
Revolving credit facility amount		$ 400
Term loan maturity date		Mar. 14, 2019
Three one year revolving term loan [member] | LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Interest rate spread on LIBOR		0.65%